Cryptocurrencies (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Jun. 30, 2023 USD ($) item	Sep. 30, 2023 item
Quantities (in coins)
Balance at the beginning | item	82.32	7.17	7.17
Revenue recognized from cryptocurrencies mined | item	95.62		272.38
Hosting fees settled in cryptocurrencies | item	(7.60)		(22.14)
Proceeds from sale of cryptocurrencies | item	(165.87)		(175.09)
Balance at the end | item	4.47		82.32
Cryptocurrencies, amount
Balance at the beginning	$ 2,084,330	$ 141,888	$ 141,888
Revenue recognized from cryptocurrencies mined	2,888,482		6,261,091
Hosting fees settled in cryptocurrencies	(212,344)		(428,839)
Proceeds from sale of cryptocurrencies	(4,668,828)		(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	92,680		676,015
Impairment loss of cryptocurrencies	0	$ 0	(181,263)
Balance at the end	$ 184,320		$ 2,084,330
Number of BTCs pledged | item	55			55